Investment Strategy - FT Vest Nasdaq-100 Quarterly 15 Buffer ETF	Sep. 18, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Invesco QQQ TrustSM, Series 1 (the “Underlying ETF"). The Underlying ETF is an exchange-traded open-end management company that uses a full replication strategy, meaning it invests in all of the stocks in the Nasdaq-100® Index. Invesco Capital Management LLC (“Invesco”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to track the investment results, before fees and expenses, of the Nasdaq-100® Index. The Nasdaq-100® Index includes 100 of the largest domestic and international non-financial companies listed on Nasdaq, Inc. based on market capitalization. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information. The Fund’s investment sub-advisor is Vest Financial LLC ("Vest" or the "Sub-Advisor").The Fund uses FLEX Options to employ a “target outcome strategy.” FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include a buffer (before fees and expenses) against the first 15% of Underlying ETF losses and a cap of 3.26% (before fees and expenses), are based on the price performance of the Underlying ETF over an approximate period of three months (the “Target Outcome Period”). When the Fund's fees and expenses are taken into account, the cap is 3.04% and the buffer is 14.78%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The target outcomes the Fund seeks for investors that hold Fund shares for an entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:●If the Underlying ETF appreciates over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching the performance of the share price of the Underlying ETF, up to a cap that is determined at the start of the Target Outcome Period. The cap for the current Target Outcome Period is 3.26%, prior to taking into account the Fund’s fees and expenses.●If the Underlying ETF decreases over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against the first 15% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.●If the Underlying ETF decreases in price by more than 15% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF loses 20%, the Fund loses 5% (before fees and expenses)).See the bar chart and line graph set forth in the section entitled "Buffer and Cap" for more information.The current Target Outcome Period will begin on September 21, 2026 and end on December 18, 2026. Subsequent Target Outcome Periods will begin on the next business day after the prior Target Outcome Period ends and will end on the approximate three-month anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The buffer will remain the same for each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. There is no guarantee that the final cap set for a Target Outcome Period will be within the anticipated cap range. See "Subsequent Target Outcome Periods" for more information.An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Target Outcome Period. While the cap and buffer are designed to provide the intended outcomes only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund’s NAV and the price of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s NAV and the Underlying ETF’s price performance. As the Underlying ETF price and the Fund’s Net Asset Value (“NAV”) change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market value during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference and that corresponds with the Underlying ETF's price at the start of the Target Outcome Period). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by less than 15% from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s buffer will essentially be decreased by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. Because the Fund's NAV and the Underlying ETF price may be imperfectly correlated, there is a risk that the outcome experienced by an investor may differ from the example above. For further discussion of non-correlation risk, see "FLEX Options Valuation Risk." Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the Initial Fund Value, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s value. See “Buffer and Cap” below for additional information. To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF over time because at the end of each Target Outcome Period, a new cap will be established based on the then current price of the Underlying ETF and any gains of the Underlying ETF above the prior cap will be forfeit. Similarly, an investor that holds Fund shares through multiple Target Outcome Periods will be unable to recapture losses from prior Target Outcome Periods because at the end of each Target Outcome Period, a new buffer against the first 15% of Underlying ETF losses will be established based on the then current price of the Underlying ETF and any losses experienced below the prior buffer will be locked-in. Moreover, the quarterly imposition of a new cap on future gains may make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF.Buffer and Cap The Fund seeks to provide a buffer on the first 15% loss of the Underlying ETF at the end of each Target Outcome Period. After the Underlying ETF has decreased in price by more than 15%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF loses 20%, the Fund loses 5% (before fees and expenses)). The buffer is before taking into account the Fund’s fees and expenses charged to shareholders. When the Fund's fees and expenses are taken into account, the buffer is 14.78%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on the first 15% loss of the Underlying ETF at any time other than the end of the Target Outcome Period.If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by 15% or more from the Initial Fund Value, that investor’s buffer will essentially be zero (meaning the investor can lose its entire investment). If an investor purchases Fund shares at a time when the Fund has decreased in value by less than 15% from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. For example, if an investor purchases Fund shares at a time when the Fund has already decreased in value by 5%, such investor’s buffer would be reduced to 10% of Underlying ETF losses. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period.Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Fund’s value from the Initial Fund Value, and the investor will experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). For example, assuming a 10% cap, if an investor purchases Fund shares at a time when the Fund has already increased in value by 4%, that investor’s cap will be decreased to 6% (i.e., the difference between the cap and the NAV of the Fund on the date the investor purchases the shares) and the investor will be subject to losses of 4% before the buffer offers any protection against losses. While the Fund seeks to limit losses to 85% for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. Depending on the Fund's NAV at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period may lose their entire investment if the Fund has decreased in value below the buffer. An investment in the Fund is only appropriate for shareholders willing to bear those losses. Despite the intended buffer, a shareholder could lose their entire investment.The returns of the Fund are subject to a cap of 3.26% (before fees and expenses) and 3.04% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period (before fees and expenses). In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns before fees and expenses that match the percentage increase of the Underlying ETF, but any percentage gains over amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period and the buffer will remain the same for each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.90% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses. The cap could be lower if the Fund incurs extraordinary expenses or other costs and expenses that are not borne by the Advisor under its unitary management fee. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. The following bar chart and line graph illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the price performance of the Underlying ETF in certain illustrative scenarios over the course of the Target Outcome Period. The hypothetical cap level in the bar chart and line graph below is for illustration only and the actual cap may be different. The bar chart and line graph do not take into account payment by the Fund of fees and expenses. The bar chart and line graph only provide an example of the Fund’s desired outcomes for investors holding through the entire Target Outcome Period and are not necessarily indicative of Fund performance. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period.●The graph above represents the Fund’s hypothetical intended return profile based upon the performance of the Underlying ETF. ●The hypothetical cap level in the graphs above is for illustration only and the actual cap may be different.●In the graph above, the dotted line represents the Underlying ETF’s performance, and the blue and orange lines represent the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF’s indicated performance. The blue line rising above 0% represents the performance of the Fund's NAV, the dotted line represents the price return of the Underlying ETF and the orange line represents the buffer.Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=QQBF, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the Underlying ETF invests more than 25% of its assets in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.General Information on the FLEX OptionsFor each Target Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the section entitled "Fund Investments" below. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons.The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF’s value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date.The Fund will generally, under normal conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment) and put options (giving the Fund the obligation to receive shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period.On the FLEX Options expiration date, the Fund intends to sell the FLEX Options prior to their expiration or cash-settle the FLEX Options and use the resulting proceeds to purchase new FLEX Options for the next Target Outcome Period.The Underlying ETFThe Underlying ETF is an exchange-traded open-end management company that uses a full replication strategy, meaning it invests entirely in the Nasdaq-100® Index. Invesco Capital Management LLC (“Invesco”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to track the investment results, before fees and expenses, of the Nasdaq-100® Index (the “Index”). See below for a description of the Underlying ETF’s principal investment strategies and risks. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at http://www.invesco.com/us/qqq-etf.The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF’s annual reports) to obtain an understanding of the Underlying ETF’s business and financial prospects.The following description of the Underlying ETF’s principal investment strategies was taken directly from the Underlying ETF’s prospectus, dated December 22, 2025 (“QQQ” refers to the Underlying ETF; other defined terms have been modified and are limited to this excerpt).“QQQ will invest substantially all of its assets in the securities that comprise the Index.Strictly in accordance with its guidelines and mandated procedures, Nasdaq, Inc. (“Nasdaq” or the “Index Provider”) compiles, maintains and calculates the Index, which includes securities of 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market LLC based on market capitalization. Security types generally eligible for inclusion in the Underlying Index are common stocks and tracking stocks as well as American Depositary Receipts (“ADRs”) that represent securities of non-U.S. issuers. Securities of companies organized as real estate investment trusts (“REITs”), securities of Special Purpose Acquisition Companies (“SPACs”), and “when-issued” securities are not eligible for inclusion in the Index.The Index reflects companies from all major sectors, except for companies that are classified as “financials” according to the Industry Classification Benchmark (“ICB”). The Index weights its component securities using a “modified market capitalization-weighted” methodology, which is a hybrid between equal weighting and conventional capitalization weighting. Under this methodology, no component security may exceed 24% of the weight of the Index...QQQ operates as an index fund and is not actively managed, meaning that it does not seek to outperform the Index. QQQ employs a “full replication” methodology in seeking to track the Index, meaning that QQQ invests in all of the securities comprising the Index in proportion to their weightings in the Index.”As of August 31, 2026, the Underlying ETF had significant investments in information technology companies.Subsequent Target Outcome PeriodsThe Fund will alert existing shareholders to the new cap at the beginning of each new Target Outcome Period in the following manner:1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap range for the next Target Outcome Period. There is no guarantee that the final cap set for a Target Outcome Period will be within the anticipated cap range. This filing will be mailed to existing shareholders.2. Following the close of business on the last day of the Target Outcome Period, the Fund will make a sticker filing that discloses the Fund’s cap for the next Target Outcome Period. This filing will be mailed to existing shareholders. Investors should monitor the Fund's website, set forth below, for current information on the next Target Outcome Period.3. On the first day of the new Target Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the caps/dates associated with the previous Target Outcome Period with the caps/dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.The information referenced above will also be available on the Fund's website at
http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=QQBF.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Invesco QQQ TrustSM, Series 1 (the “Underlying ETF").
Strategy Portfolio Concentration [Text]	As of August 31, 2026, the Underlying ETF had significant investments in information technology companies.